Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Details) $ in Thousands, $ in Thousands	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CAD ($)	Dec. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)
Cash and cash equivalents [abstract]
Cash	$ 3,212		$ 12,050
Cash equivalents	337,951		183,466
Cash and cash equivalents as presented in the Statement of Financial Position	$ 341,163	$ 581	$ 195,516	$ 200,499	$ 636